DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Jun. 27, 2020
DERIVATIVE LIABILITIES
Schedule of warrants issued
	Number of Warrants

September Bought Deal Equity Financing	7,840,909	(1)(2)(3)
December Bought Deal Equity Financing	13,640,000	(1)(2)(4)
	21,480,909

Schedule of reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities
	2020	2019

Balance as of Beginning of Year	$9,343,485	$-

Initial Recognition of Derivative Liabilities	-	13,252,207
Change in Fair Value of Derivative Liabilities	(8,797,409)	(3,908,722)

Balance as of End of Year	$546,076	$9,343,485